EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of reconciliation between basic and diluted earnings (loss) per share
The following table provides the reconciliation between basic and diluted earnings (loss) per share:

	2013	2012	2011
Net loss from continuing operations	$(15,550)	$(4,202)	$(50,710)
Net earnings from discontinued operations	70,588	31,401	21,338
Net loss attributable to non-controlling interest	—	—	(57)
Net earnings (loss) attributable to the company	$55,038	$27,199	$(29,315)

Weighted average shares used in computation of:
Basic	30,771	30,788	31,275
Assumed conversion	—	—	—
Diluted	30,771	30,788	31,275
Basic and dilutive earnings (loss) per share attributable to the company’s common shareholders (in dollars):
Continuing operations	(0.50)	(0.14)	(1.62)
Discontinued operations	2.29	1.02	0.68
	$1.79	$0.88	$(0.94)